Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,	As of June 30,
	2024	2025
	RMB	RMB
		(Unaudited)
Machinery and equipment	42,350	37,555
Office equipment	3,158	3,216
Vehicles	713	713
Leasehold improvements	1,337	1,337
Total cost	47,558	42,821
Less: Accumulated depreciation	(30,899)	(30,632)
Less: Amortization of leasehold improvements	(62)	(196)
Total property and Equipment, net	16,597	11,993